Significant accounting judgments, estimates and assumptions (Details) - director	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information about unrelated parties
Number of people in board of directors	7
Otkritie
Information about unrelated parties
Number of people in board of directors	1
Otkritie | Maximum
Information about unrelated parties
Proportion of voting rights in reporting entity held by other party	20.00%	20.00%	20.00%